Organization and Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Note 1 - Organization and Summary of Significant Accounting Policies

SBS Mining Corp. Malaysia Sdn. Bhd., ("the Company") is a Malaysian corporation whose primary business is mining, exploration and trading of certain mineral ores and properties located in Malaysia.

Currently the Company is principally engaged in the prospecting of minerals and ultimately the mining of minerals upon successful exploration. During fiscal 2017 the Company commenced revenue generating operations as a result of its mineral trading business (See Note 3). Essentially all of the Company's property, plant and equipment assets are held in Malaysia. The functional currency of the Company is the Malaysian Ringgit (MYR).

As of June 30, 2018, the Company was a wholly owned subsidiary of GMCI Corp (see below).

In July 2018, the Company was acquired by NAMI Corp (see Note 11).

Fiscal Year

The Company's fiscal year end is June 30.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP") and are presented in U.S. dollars.

As noted above, as of June 30, 2018 and 2017, all of the issued and outstanding common shares of the Company were held by the Company’s parent, GMCI Corp. These financial statements are not consolidated with the Company’s parent but are presented independently and are considered “carve out” financial statements under accounting principles generally accepted in the United States as, subsequent to June 30, 2018 (see Note 11), the Company has been acquired by NAMI Corp. and therefore the separate presentation to show only the financial position and results of operations of the Company are presented.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results when ultimately realized could differ from these estimates.

Revenue Recognition

Revenues are presented net of discounts. In general, the Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured.

The Company applies judgment with respect to whether it can establish a selling price based on third party evidence. The Company does not have any product offerings that would be considered multiple deliverables; therefore the pricing model is determined based on competitor prices for similar product offerings, and/or contracts independently negotiated between the Company and purchasers.

To date, all of the revenue recognized by the Company has been derived from transactions with related parties (See Note 3). In addition, all of the revenue recognized with those related parties has been based on verbal conditions. To date the Company has not entered into a formal written agreement for its commissions earned on the trading of unwashed bauxite ore. The Company has determined that in recording its revenue through June 30, 2018, that the selling price and other conditions derived from its transactions with related parties were not fixed and determinable until those trading commissions were paid to the Company by its related party. Because of this, through June 30, 2018, the Company has recorded its trading commissions earned with Sincere Pacific Mining (M) Sdn. Bhd. ("Sincere") on the cash basis. In the future, should the Company enter into formal agreements, the recognition method may change.

Cash and Cash Equivalents

The company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At June 30, 2018 and 2017, cash includes cash on hand and cash in the bank. The Company operates in Malaysia where deposit insurance for deposits is provided up to MYR 250,000 (approximately US$62,010). From time to time the Company's account balances may exceed that limit.

Fair Value of Financial Instruments

The carrying value of financial instruments including cash and cash equivalents, receivables, prepaid expenses, accounts payable and accrued expenses, approximates their fair value due to the relatively short-term nature of these instruments.

Foreign Currencies

Functional and presentation currency - Items included in the financial statements of the Company are measured using the currency of the primary economic environment in which the entity operates (the 'functional currency'). The financial statements are presented in US Dollars, which is the Company's presentation currency. The functional currency of the Company's is the Malaysian Ringgit.

Transactions and balances - Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of operations. The translation adjustments increases or decreases accumulated other comprehensive income included on the balance sheet.

Plant and equipment and depreciation

Plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated on straight line basis to write off the cost of plant and equipment over their expected useful lives at the following annual rates:

Motor Vehicles	20%
Office equipment	33%
Tools and equipment	33%
Computer and software	33%
Leasehold improvements	Term of lease
Furniture and Fixture	33%

Mineral Properties

The Company is planning on being engaged in the business of the acquisition, exploration, development, mining, and production of mineral properties and or resources, with a current emphasis on sea sand mining (see Note 10) and previous emphasis on iron ore, bauxite and tin. Mineral claims and other property acquisition costs are capitalized as incurred. Such costs are carried as an asset of the Group until it becomes apparent through exploration activities that the cost of such properties will not be realized through mining operations. Mineral exploration costs are expensed as incurred, and when it becomes apparent that a mineral property can be economically developed as a result of establishing proven or probable reserve, the exploration costs, along with mine development costs, are capitalized. The costs of acquiring mineral claims, capitalized exploration costs, and mine development costs are recognized for depletion and amortization purposes under the units-of-production method over the estimated life of the probable and proven reserves. If mineral properties, exploration, or mine development activities are subsequently abandoned or impaired, any capitalized costs are charged to operations in the current period.

Exploration expenditures

Exploration, acquisition (except for property purchase costs), and general and administrative costs related to exploration projects and prospecting activities are charged to expense as incurred. Exploration expenses in the fiscal year ended June 30, 2018 and 2017, $nil and $nil (see Note 11).

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value. During the fiscal year ended June 30, 2018 and 2017, there was impairment of long-lived assets of $19,549 and $0, respectively.

Segment Reporting

FASB ASC 820 "Segments Reporting" establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organization structure as well as information about geographical areas, business segments and major customers in financial statements. Our proposed future business segments are expected to span more than one geographical area. Specifically, the Company intends to generate revenue through mineral trading and exploration activities.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. This statement prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company recognizes interest and penalties related to unrecognized tax benefits or failure to comply with local tax legislation within the income tax expense line in the accompanying Statement of Operations and Comprehensive Loss. Accrued interest and penalties are included within the related tax liability line in the Balance Sheets.

Loss Per Share

The Company follows the provisions of ASC Topic 260, Earnings per Share. Basic net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period. Basic and diluted losses per share are the same as all potentially dilutive securities are anti-dilutive.

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock or conversion of notes into shares of the company's common stock that could increase the number of shares outstanding and lower the earnings per share of the company's common stock. This calculation is not done for periods in a loss position as this would be antidilutive. As of the fiscal year ended June 30, 2018 and 2017, there were no stock options or stock awards, or other convertible securities that would have been included in the computation of diluted earnings per share that could potentially dilute basic earnings per share in the future.

Pro Forma Financial Information

Pursuant to Securities and Exchange Commission Staff Accounting Bulletin Number 1B.2 “Pro Forma Financial Statements and Earnings per Share” (“SAB 1B.2”), pro forma information on the face of the income statement has been presented which reflects the pro forma impact as if the Company had merged with NAMI Corp. as of July 1, 2016 and has therefore presented a pro forma earnings per share based on the shares to be issued to the owner of the Company as consideration for the merger.

Recently issued accounting pronouncements

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 which was amended in August 2015 by Update No 2015-14: Revenue from Contracts with Customers. The standard outlines a five-step model for revenue recognition with the core principle being that a company should recognize revenue when it transfers control of goods or services to customers at an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. Companies can choose to apply the standard using either the full retrospective approach or a modified retrospective approach. Under the modified approach, financial statements will be prepared for the year of adoption using the new standard but prior periods presented will not be adjusted. Instead, companies will recognize a cumulative catch-up adjustment to the opening balance of retained earnings. This new guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period.

There are several new accounting pronouncements issued by the Financial Accounting Standards Board ("FASB") which are not yet effective. Each of these pronouncements, as applicable, has been or will be adopted by the Company. As of June 30, 2018 and 2017, none of these pronouncements is expected to have a material effect on the financial position, results of operations or cash flows of the Company.

Under the JOBS Act, an "emerging growth company" can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We intend to take advantage of this extended transition period. Since we will not be required to comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies, our financial statements may not be comparable to financial statements of companies that comply with public company effective dates.